Interest Bearing Loans and Borrowings (Details) € in Thousands, $ in Thousands		7 Months Ended	8 Months Ended		10 Months Ended	12 Months Ended
		Jul. 16, 2020	Aug. 26, 2019 USD ($)	Aug. 26, 2019 EUR (€)	Oct. 29, 2009 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 08, 2020 USD ($)	Feb. 14, 2020 USD ($)	Aug. 17, 2018 USD ($)	Aug. 17, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Nov. 03, 2017 USD ($)	May 18, 2017 USD ($)	Dec. 15, 2016 USD ($)	Apr. 22, 2014 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Interest rate						8.39%	7.12%	7.04%
Borrowing costs capitalised						$ 19,444	$ 5,430
Proceeds from long term debt, net of deferred finance costs						13,625	0	$ 6,919
Repayments of debt						105,551	13,403	7,607
Outstanding amount						540,591	514,929	530,187					$ 532,746
Finance costs						(48,928)	(41,185)	(40,337)
Loss on debt extinguishment						4,157	0	0
Six Liquid Barges
Disclosure of detailed information about borrowings [Line Items]
Borrowing costs capitalised						$ 611
Notes 2025
Disclosure of detailed information about borrowings [Line Items]
Interest rate						10.75%
Borrowing costs capitalised						$ 19,414
Maturity date						Jul. 01, 2025
Finance costs						$ (25,979)
Notes and debentures issued									$ 500,000
Notes 2025 | Before August 1, 2022
Disclosure of detailed information about borrowings [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed						35.00%
Debt Instrument, Redemption Price, Percentage						110.75%
Debt Instrument, Redemption, Description						An amount equal to the net cash proceeds of one or more equity offerings so long as at least 50% of the originally issued aggregate principal amount of the 2025 Notes remains outstanding.
Notes 2025 | Upon the occurence of certain change of control events
Disclosure of detailed information about borrowings [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed						100.00%
Notes 2022
Disclosure of detailed information about borrowings [Line Items]
Interest rate						7.25%
Borrowing costs capitalised							3,323
Interest Expense On Borrowings						$ 14,727	27,188	27,188
Notes and debentures issued																	$ 375,000
Loss on debt extinguishment						$ 2,661
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		100.00%
Term Loan B Facility
Disclosure of detailed information about borrowings [Line Items]
Interest rate						4.75%
Borrowing costs capitalised							2,056
Interest Expense On Borrowings						$ 3,162	7,150	7,171
Borrowings Interest Rate Basis						LIBOR
Debt Amortization Percentage						1.00%
Loss on debt extinguishment						$ 1,496
Notional amount														$ 100,000
Notes Payable
Disclosure of detailed information about borrowings [Line Items]
Borrowing costs capitalised						5,949
Interest Expense On Borrowings						$ 1,006	1,591	$ 1,775
Maturity date	[1]					Nov. 02, 2024
Borrowings Interest Rate Basis						six-month LIBOR
Number of periodic payments						16
Frequency of periodic payment						semi-annual installments
Outstanding amount						$ 17,842
Notes and debentures issued						$ 41,964
BBVA Loan
Disclosure of detailed information about borrowings [Line Items]
Interest rate						3.25%
Borrowings Interest Rate Basis						LIBOR (180 days)
Number of periodic payments						20
Frequency of periodic payment						quarterly
Notional amount																$ 25,000
New BBVA Loan
Disclosure of detailed information about borrowings [Line Items]
Interest rate						3.25%
Maturity date						Mar. 31, 2022
Borrowings Interest Rate Basis						LIBOR (180 days)
Frequency of periodic payment						quarterly
Outstanding amount						$ 22,000
Notional amount										$ 25,000
Term Bank Loan
Disclosure of detailed information about borrowings [Line Items]
Interest rate						3.15%
Borrowing costs capitalised						$ 30	$ 51
Maturity date						May 18, 2022
Borrowings Interest Rate Basis						LIBOR (90 days)
Number of periodic payments						20
Frequency of periodic payment						quarterly
Number Of Vessel Financed						2
Borrowings Periodic Payment Terms Balloon Payment To Be Paid						$ 7,000
Outstanding amount						$ 9,100
Notional amount															$ 14,000
Credit Agreement
Disclosure of detailed information about borrowings [Line Items]
Interest rate						6.75%
Number of periodic payments						24
Frequency of periodic payment						monthly
Repayments of debt			$ 3,808	€ 3,100
Line of credit facility description						On August 17, 2018, the Company entered into a $7,615 (€6,200) credit agreement in order to finance the 50% of the purchase price of a river and estuary tanker.
Notional amount											$ 7,615	€ 6,200
Six Liquid Barges
Disclosure of detailed information about borrowings [Line Items]
Interest rate						8.50%
Interest Expense On Borrowings						$ 176
Maturity date	[2]					Nov. 16, 2025
Proceeds from long term debt, net of deferred finance costs						$ 11,229
Number of periodic payments						20
Frequency of periodic payment						quartely
Outstanding amount						$ 11,047
Notional amount						$ 13,475
Hidronave S.A. | Pushboat Nazira
Disclosure of detailed information about borrowings [Line Items]
Interest rate						6.00%
Maturity date						Aug. 10, 2021
Frequency of periodic payment						monthly
Outstanding amount						$ 46
Borrowings periodic payment						$ 6
Non-cash or part non-cash acquisition debt assumed					$ 817

[1]	Includes 32 different drawdown events and maturity dates are scheduled on the 16th and last semi-annual installments after the completion of each Drawdown Event.
[2]	Includes six different drawdown events and maturity dates are scheduled on the 20th and last quarterly installments from the drawdown date of each individual barge based on the barge's delivery date.